11A. Commitments and Contingencies (Details A) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015
Operating Leases
2015	$ 112
2016	67
2017	67
2018	67
Long Term Financing
2015	73
2016	53
2017	40
2018	$ 15